Convertible bonds and notes (Details Narrative) ¥ / shares in Units, $ in Thousands, ¥ in Millions				1 Months Ended			12 Months Ended
		Feb. 11, 2025 USD ($)	Aug. 28, 2024 shares	Jan. 31, 2020 USD ($) shares	Jan. 31, 2020 CNY (¥) shares	Sep. 30, 2019 USD ($) shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 19, 2025 USD ($)	Apr. 30, 2025 USD ($)	Jan. 27, 2025 USD ($)	Jan. 31, 2020 CNY (¥) ¥ / shares	Sep. 30, 2019 CNY (¥) ¥ / shares
Issuance cost net							$ 2,343
Common Class A [Member]
Converted shares | shares			28,900,700
Common Stock [Member] | Common Class A [Member]
Converted shares | shares							1,613,393
Conversion to shares of convertible note | shares	[1]						32,268
Minimum [Member]
Debt discount percentage							2.45%
Maximum [Member]
Debt discount percentage							8.00%
Convertible Bonds [Member]
Convertible debt				$ 4,656		$ 78							¥ 30.0	¥ 0.5
Debt instrument interest rate stated percentage				1.20%		0.02%							1.20%	0.02%
Proceeds from issuance of debt				$ 4,734	¥ 30.5
Issuance cost net
Debt instrument, maturity date				Jun. 30, 2020	Jun. 30, 2020	Sep. 23, 2020
Converted into ordinary shares | shares				462,852	462,852	10,419
Debt instrument convertible conversion price | ¥ / shares													¥ 64.82	¥ 47.99
Debt instrument principal amounts							$ 4,284	4,346
Unpaid interest of convertible debt							5,420	4,414
Debt instrument accrued interest							$ 1,059	$ 1,051	$ 1,065
Convertible Bonds [Member] | Minimum [Member]
Debt instrument interest rate stated percentage				8.00%									8.00%
Convertible Bonds [Member] | Maximum [Member]
Debt instrument interest rate stated percentage				24.00%									24.00%
2025 Convertible Note [Member] | Securities Purchase Agreement [Member]
Debt instrument principal amounts		$ 3,017										$ 3,517
Debt discount percentage												8.25%
Net proceeds		2,343
Debt remaining principal amount		$ 500									$ 500
2025 Convertible Note [Member] | Securities Purchase Agreement [Member] | Incremental Warrants [Member]
Debt instrument principal amounts												$ 4,000
Debt discount percentage												110.00%
2025 Convertible Note [Member] | Second Waiver Agreement [Member]
Debt instrument principal amounts										$ 1,534

[1]	The shares and per share information are presented on a retroactive basis to reflect the ordinary shares are presented on a retroactive basis to reflect the First Share Split, Second Share Split and Share Consolidation (See Note 16).